Share Capital Issued - Summary of Share Capital Issued (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Total number of issued and outstanding shares	9,867,844	9,313,603	9,313,603
Total share capital	€ 34,337	€ 32,571	€ 32,571